RATE-REGULATED BUSINESSES - Narrative (Details) - CAD ($) $ in Millions	1 Months Ended		11 Months Ended	12 Months Ended
	Apr. 30, 2020	Dec. 31, 2018	Nov. 30, 2018	Dec. 31, 2022	Dec. 31, 2014
Columbia Gas Transmission
Public Utilities, General Disclosures [Line Items]
Maximum cost recovery and return on investment				$ 1,200
Remaining Recovery/ Settlement Period (years)				4 years
NGTL System
Public Utilities, General Disclosures [Line Items]
Approved ROE on deemed common equity				10.10%
Deemed common equity, percent				40.00%
Canadian Mainline
Public Utilities, General Disclosures [Line Items]
Approved ROE on deemed common equity				10.10%	10.10%
Deemed common equity, percent				40.00%	40.00%
Unanimous negotiated settlement period	6 years				6 years
After-tax annual contribution to reduce revenue requirement					$ 20
Fixed toll term					6 years
Approved composite depreciation rate		3.90%	3.20%